Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 0	€ 930
Carrying amount of commercial paper	€ 0	€ 928
Interest rate	3.49%	1.23%	0.83%
Commercial Paper
Disclosure of financial liabilities [line items]
Interest rate		1.96%
Commercial Paper | Highest
Disclosure of financial liabilities [line items]
Maturities	6 months
Short-term Loan 1
Disclosure of financial liabilities [line items]
Notional amount				€ 950
Short-term Loan 2
Disclosure of financial liabilities [line items]
Notional amount				€ 500